Condensed Consolidated Statement of Cash Flows - USD ($)	1 Months Ended	6 Months Ended				8 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 30, 2021
Cash flows from operating activities:
Net loss	$ (3,480)	$ (817,104)				$ (3,081,952)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	5	664				1,423
Change in warrant liability						112,692
Changes in operating assets and liabilities:
Prepaid expenses		(16,936)				(14,915,623)
Accounts payable	277	85,849				86,986
Accrued legal costs						3,600
Accrued expenses	3,198	22,453				73,725
Security deposits		(3,104,270)				(9,381,172)
Accounts payable, related party		44,354
Net cash (used in) provided by operating activities	0	(3,784,990)				(27,100,321)
Cash flows from investing activities:
Deposits on equipment						(74,345,874)
Purchases of property and equipment						(130,237)
Net cash used in investing activities						(74,476,111)
Cash flows from financing activities:
Proceeds from borrowings on related party loan		4,600,000				7,038,038
Repayments under related party loan						(7,038,038)
Proceeds from the issuance of common stock		5				5
Payments for deferred offering costs		(159,843)
Business Combination, net of issuance costs paid						383,853,005
Net cash provided by financing activities		4,440,162				383,853,010
Net increase in cash and cash equivalents	0	655,172				282,276,578
Cash and cash equivalents, beginning of the period		0				0
Cash and cash equivalents, end of the period	0					282,276,578
Cash, beginning of the period	0	0				0
Cash, end of period	0	655,172				282,276,578
Supplemental disclosure of cash flow information:
Deferred offering costs included in accrued legal costs	171,450	2,328,551
Property and equipment in accounts payable, related party	$ 1,642	3,121
Deferred offering costs included in accounts payable		115,924
Deposits on equipment in related party loan		264,316
Cash paid for interest						89
Cash paid for income taxes, net						0
Supplemental disclosure of noncash investing and financing activities
Business Combination costs included in accrued legal costs						1,024,443
Business Combination costs included in accounts payable						38,973
Net assets assumed from GWAC in the Business Combination						433,186
Non-cash fair value of private warrants						261,060
Deferred investment costs included in accrued legal costs		$ 205,000				$ 174,250
GOOD WORKS ACQUISITION CORP. [Member]
Cash flows from operating activities:
Net loss			$ (2,058,982)	$ (107,031)	$ (2,000)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Interest earned on cash and marketable securities held in Trust Account			(5,249)	(27,342)	0
Change in warrant liability			76,332	(19,284)
Changes in operating assets and liabilities:
Prepaid expenses			49,778	(297,371)	(23,000)
Accounts payable and accrued expenses			789,479	129,388	50,000
Net cash (used in) provided by operating activities			(1,148,642)	(321,640)	25,000
Cash flows from investing activities:
Investments held in Trust				(170,000,000)
Net cash used in investing activities				(170,000,000)
Cash flows from financing activities:
Proceeds from borrowings on related party loan				135,000
Proceeds from the issuance of common stock				25,000
Payment of note payable-related party				(135,000)
Proceeds from sale of Units, net of offering costs				169,129,879
Proceeds from sale of Private Placement Units				2,280,000
Sale of shares to GW Sponsor 2, LLC				163,125
Net cash provided by financing activities				171,598,004
Net increase in cash and cash equivalents			(1,148,642)	1,276,364	25,000
Cash, beginning of the period			1,276,364	0	0
Cash, end of period			$ 127,722	$ 1,276,364	$ 25,000